UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999
                                              ----------------------------------

Check here if Amendment  [    ];  Amendment Number:

This Amendment  (Check only one):           [    ]  is a restatement.
                                            [    ]  adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:      NM Capital Management, Inc.
Address:   6501 Americas Parkway, Suite 950
           Albuquerque, NM 87110



13F File Number:    801-14571

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:    Beverly A. Jones

Title:   Vice President-Administration

Phone:   (505)888-9500

Signature, Place, and Date of Signing:

/s/ Beverly A. Jones          Albuquerque, NM              July 16, 1999
--------------------------------------------------------------------------------
Signature                         Place                        Date

Report Type  (Check only One):            [ X ]  13F HOLDINGS REPORT
                                          [   ]  13F NOTICE
                                          [   ]  13F COMBINATION REPORT

List of other managers reporting for this manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of other included managers: _________________________________

Form 13F information table entry total: ____________________________

Form 13F information table value total: ____________________________


List of other included managers:

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  No. 13F File number                             Name
  ----------------------------- ------------------------------------------------







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


 NAME OF ISSUER                 HOLD     CUSIP       MARKET      TOTAL     DISCRETION           MANAGER       VOTING AUTHORITY
                                TYPE     NUMBER      VALUE       SHARE     SOLE   SHRD  OTHER              SOLE      SHRD    NONE


 ACE LTD                        COM     G0070K103     8725      308850      X                      NM       72520     0    236330
 ALEXANDER & BALDWIN            COM      14482103     6538      293860      X                      NM       63640     0    230220
 ANTEC CORP                     COM     03664P105    10290      320923      X                      NM       86443     0    234480
 ARCHER DANIELS MIDLAND         COM      39483102    10677      691596      X                      NM      186574     0    505022
 ASTORIA FINANCIAL CORP         COM      46265104     7684      174885      X                      NM       41145     0    133740
 BOB EVANS FARMS                COM      96761101     3379      170000      X                      NM           0     0    170000
 BURLINGTON INDUSTRIES  INC     COM     121693105     6211      671447      X                      NM      162337     0    509110
 CANADIAN NATIONAL RAILWAY      COM     136375102    10623      158555      X                      NM       36240     0    122315
 CHIQUITA BRANDS INTL           COM     170032106     3869      429895      X                      NM      185720     0    244175
 CNA FINANCIAL CORP             COM     126117100     5792      143675      X                      NM       36380     0    107295
 CONSOLIDATED STORES CORP       COM     210149100    13926      515765      X                      NM      113230     0    402535
 COTT CORPORATION               COM     22163N106     1155      318690      X                      NM      200310     0    118380
 CROWN CORK AND SEAL COMPAN     COM     228255105     4267      149720      X                      NM       66500     0     83220
 DATA GENERAL CORPORATION       COM     237688106     2541      174510      X                      NM       60300     0    114210
 DOLE FOOD CO INC               COM     256605106     4890      166460      X                      NM        7890     0    158570
 EQUITABLE RESOURCES            COM     294549100    13193      349470      X                      NM       81640     0    267830
 FRUIT OF THE LOOM LTD CLAS     COM     G3682L105     4845      496870      X                      NM      155970     0    340900
 HORACE MANN EDUCATORS CORP     COM     440327104    10528      387250      X                      NM       91370     0    295880
 IBP INC                        COM     449223106     6366      268030      X                      NM      124690     0    143340
 INCO LTD                       COM     453258402    14093      782950      X                      NM      202780     0    580170
 JOSTENS INC                    COM     481088102     5204      247075      X                      NM      109050     0    138025
 LEUCADIA NATL CORP             COM     527288104     3179      125270      X                      NM         100     0    125170
 LOCKHEED MARTIN CORP           COM     539830109     1061       28470      X                      NM        4140     0     24330
 LOEWS CORP                     COM     540424108     5041       63710      X                      NM       17295     0     46415
 MANDALAY RESORT GROUP          COM     562567107    14745      695920      X                      NM      167370     0    528550
 NABISCO GROUP HOLDINGS COR     COM     62952P102     8449      431915      X                      NM      117580     0    314335
 NCR CORPORATION                COM     6.29E+112    14356      294100      X                      NM       67520     0    226580
 PH GLATFELTER CO               COM     377316104     6885      470752      X                      NM       54827     0    415925
 PUBLIC SVC NEW MEXICO          COM     744499104     5905      297100      X                      NM       53980     0    243120
 RJ REYNOLDS TOBACCO HOLDIN     COM     76182K105     4535      142824      X                      NM       38102     0    104722
 SCI SYSTEMS INC                COM     783890106    10652      224850      X                      NM       41960     0    182890
 SENSORMATIC ELECTRONICS CO     COM     817265101    11261      807945      X                      NM      223370     0    584575
 STOLT NIELSEN S A              COM     L88742108      496       32530      X                      NM       17490     0     15040
 STOLT NIELSEN S A SPON ADR     COM     861565109      294       17150      X                      NM        7660     0      9490
 TECUMSEH PRODUCTS CO CL A      COM     878895200     9961      164475      X                      NM       35240     0    129235
 TOTAL RENAL CARE HOLDINGS      COM     89151A107     5037      323660      X                      NM      142730     0    180930
 TUPPERWARE CORPORATION         COM     899896104    10341      405545      X                      NM       96450     0    309095
 UNITED ASSET MANAGEMENT        COM     909420101     5590      245710      X                      NM       64840     0    180870
 USEC INC                       COM     9.03E+112    12556      844115      X                      NM      160080     0    684035
 WASHINGTON FEDERAL INC         COM     938824109     8435      375925      X                      NM       94708     0    281217
 WEATHERFORD INTERNATIONAL      COM     947074100    15000      409560      X                      NM       94970     0    314590
 WELLMAN INC                    COM     949702104     6866      430800      X                      NM      151600     0    279200
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